Investments - Summary of Financial Assets Excluding Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total	€ 69,293	€ 76,020
Fair value	59,574	65,375
Financial Assets Excluding Derivatives Measurement Category [Member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	49,747	54,677
FVOCI (no recycling)	10	39
Amortized cost	9,719	10,645
Financial assets measured at FVPL – designated	2,066	2,356
Financial assets measured at FVPL – mandatory	7,306	7,661
Total	68,848	75,377
Fair value	68,078	74,159
Financial Assets Excluding Derivatives Measurement Category [Member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	215,814	217,824
Financial Assets Excluding Derivatives Measurement Category [Member] | Shares [member]
Disclosure of financial assets [line items]
FVOCI (no recycling)	10	39
Financial assets measured at FVPL – mandatory	263	279
Total	273	317
Fair value	273	317
Financial Assets Excluding Derivatives Measurement Category [Member] | Shares [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	15,321	15,198
Financial Assets Excluding Derivatives Measurement Category [Member] | Debt securities [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	47,411	52,211
Amortized cost	36	36
Financial assets measured at FVPL – designated	1,123	1,400
Financial assets measured at FVPL – mandatory	1,315	985
Total	49,884	54,632
Fair value	49,884	54,632
Financial Assets Excluding Derivatives Measurement Category [Member] | Debt securities [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	6,318	6,259
Financial Assets Excluding Derivatives Measurement Category [Member] | Money market and other short-term investments [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	2,308	2,435
Financial assets measured at FVPL – designated	146	157
Financial assets measured at FVPL – mandatory	1,722	1,939
Total	4,176	4,531
Fair value	4,176	4,531
Financial Assets Excluding Derivatives Measurement Category [Member] | Money market and other short-term investments [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	1,788	1,541
Financial Assets Excluding Derivatives Measurement Category [Member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Amortized cost	11	11
Total	11	11
Fair value	11	11
Financial Assets Excluding Derivatives Measurement Category [Member] | Deposits with financial institutions [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	1,716	2,052
Financial Assets Excluding Derivatives Measurement Category [Member] | Unconsolidated Investment Funds [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	190,671	192,775
Financial Assets Excluding Derivatives Measurement Category [Member] | Loans [member]
Disclosure of financial assets [line items]
Amortized cost	9,672	10,598
Financial assets measured at FVPL – designated	82	82
Total	9,754	10,680
Fair value	8,985	9,462
Financial Assets Excluding Derivatives Measurement Category [Member] | Other [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	28	31
Financial assets measured at FVPL – designated	716	718
Financial assets measured at FVPL – mandatory	4,005	4,458
Total	4,749	5,207
Fair value	€ 4,749	€ 5,207